Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment Cost	$ 3,650	$ 3,627
Property and equipment Accumulated depreciation	3,160	3,002
Property and equipment Depreciated cost	490	625
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	2,077	2,094
Property and equipment Accumulated depreciation	2,013	1,969
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	502	462
Property and equipment Accumulated depreciation	370	328
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	124	124
Property and equipment Accumulated depreciation	44	40
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	947	947
Property and equipment Accumulated depreciation	$ 733	$ 665